Particulars of Principal Subsidiaries and Equity Investee (Tables)	12 Months Ended
Dec. 31, 2023
Particulars of Principal Subsidiaries and Equity Investee
Schedule of particulars of principal subsidiaries and equity investee

		Equity interest
	Place of	attributable to
	establishment	the Group
	and	December 31,
Name	operations	2023	2022	Principal activities
Subsidiaries
HUTCHMED Limited	PRC	99.75%	99.75%	Research, development, manufacture and commercialization of pharmaceutical products
HUTCHMED International Corporation	U.S.	99.75%	99.75%	Provision of professional, scientific and technical support services
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited (“HSPL”)	PRC	50.87%	50.87%	Provision of sales, distribution and marketing services to pharmaceutical manufacturers
Hutchison Healthcare Limited	PRC	100%	100%	Manufacture and distribution of healthcare products
Hutchison Hain Organic (Hong Kong) Limited (“HHOHK”) (note)	Hong Kong	—%	50%	Wholesale and trading of healthcare and consumer products
HUTCHMED Science Nutrition Limited (“HSN”) (note)	Hong Kong	—%	100%	Wholesale and trading of healthcare and consumer products
Equity investee
SHPL	PRC	50%	50%	Manufacture and distribution of prescription drug products

Note: On December 7, 2023, the Group completed a transaction to divest its entire investment in HHOHK and HSN to Hutchison Whampoa (China) Limited, an indirect subsidiary of CK Hutchison Holdings Limited (“CK Hutchison”) (Note 24(i)).